Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payment [Abstract]
Schedule of Fair Value of the Options Granted	The fair value of the options granted, as above, was estimated using the Black and Scholes model. The parameters used in calculating the model were as follows:
	2023 grants	2022 grants	2021 grants

Price per share	NIS 0.87 - 1.05	NIS 1.477	NIS 24.1 - 28.5
Exercise price	NIS 0.93 - 1.09	NIS 1.639	NIS 25.2 - 36
Expected volatility (%)	112.28 - 116.03	46	48
Expected term (in years)	6.25	10	10
Risk-free interest (%)	4.5	2.97	1.53
Expected dividend rate (%)	-	-	-

Schedule of the Compensation Cost Related to all of the Company’s Equity-Based Awards	The total compensation cost related to all of the Company’s equity-based awards recognized during the years ended December 31, 2023, 2022 and 2021 was comprised as follows:
	Year ended December 31,
	2023	2022	2021
Research and development	354	362	486
Sales and marketing	-	-	1,456
General and administrative	624	795	1,406
Total	978	1,157	3,348

Schedule of Share-Based Payment	The following table presents additional information relating to the share-based payment under the Plan:
	2023		2022		2021
	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price

Outstanding at the beginning of the year	1,826,519	5.74	795,519	10.61	662,501	5.64
Granted (*)	291,000	1.021	1,031,000	1.639	140,000	34.93
Forfeited	(312,289)	2.59	-	-	(6,982)	21.30
Exercised (*)	-	-	-	-	-	-
Outstanding at the end of the year	1,805,230	5.55	1,826,519	5.74	795,519	10.61
Exercisable at the end of the year	982,967	7.98	651,277	8.81	516,135	6.17
(*)	Excluding grant of 900,000 RSUs to the Company’s CEO and exercise of 90,000 RSUs during the year ended December 31, 2023. See Notes 12A and 13C6 above.